February 21, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Plan Investment Fund, Inc.
    File No.   2-99584


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures



                      U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                  FORM 24f-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.  Name and address of issuer:   Plan Investment Fund, Inc.
                                  676 N. St. Clair Street
                                  Chicago, IL  60611

2.  Name of each series or class of funds for which this notice is filed:

    Money Market Portfolio PCs $.001 par value
    Short-Term Portfolio PCs $.001 par value
    Government/REPO  Portfolio PCs $.001 par value

3.  Investment Company Act File Number:   811-4379

    Securities Act File Number:   2-99584

4.  Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                      [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Number:           7,471,152
    Amount:         $74,447,735

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Number:           25,356,122
    Amount:          $40,934,492

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:          7,672,068,098
    Sale Price:     $7,705,357,201

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:          7,589,974,974
    Sale Price:     $7,589,974,974

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:         20,150,843
    Sale Price:    $22,478,893

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):     $ 7,589,974,974

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):+    22,478,893

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                   - 7,744,180,309

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                   +       0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                               $ (131,726,442)

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                               /      3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                               $       0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Phillip A. Goss
        Phillip A. Goss
        President and Chief Executive Officer

Date:   February 21, 1997



February 20, 1997

Plan Investment Fund, Inc.
676 North St. Clair Street
Chicago, Illinois  60611

Re:  Rule 24f-2 Notice
     for Plan Investment Fund, Inc.
     1933 Act File No. 2-99584

Ladies and Gentlemen:

You have requested that we, as counsel to Plan Investment Fund, Inc. ("PIF"), render an opinion in connection with the filing by PIF of a notice required by Rule 24f-2 ("Rule 24f-2") under the Investment Company Act of 1940 (the "Notice") for PIF's fiscal year ended December 31, 1996. The Notice covers participation certificates (collectively "PCs") for (i) PIF's Money Market Portfolio, $.001 par value per PC, (ii) PIF's Short-Term Portfolio, $.001 par value per PC, and (iii) PIF's Government/Repo Portfolio, $.001 par value per PC.

Paragraph 8 of the Notice states that the number and amount of PCs registered during the fiscal year ended December 31, 1996, other than pursuant to Rule 24f-2, was 25,356,122 PCs and $40,934,492, respectively.

Paragraph 9 of the Notice states that the number and aggregate sale price of PCs sold during the fiscal year ended December 31, 1996, was 7,672,068,098 PCs and $7,705,357,201, respectively.

Paragraph 10 of the Notice states that the number and aggregate sale price of PCs sold during the fiscal year ended December 31, 1996, in reliance upon registration pursuant to Rule 24f-2 was 7,589,974,974 PCs and $7,589,974,974, respectively.

Paragraph 11 of the Notice states that the number and aggregate sale price of PCs issued during the fiscal year ended December 31, 1996, in connection with dividend reinvestment plans, was 20,150,483 PCs and $22,478,893, respectively.

Paragraph 12(iii) of the Notice states that the aggregate sale price of PCs redeemed or repurchased during the fiscal year ended December 31, 1996, was $7,744,180,309.

We have examined PIF's Amended and Restated Articles of Incorporation, its By-laws, resolutions adopted by its Board of Trustees, and other records and documents of PIF that we have deemed necessary for the purpose of this opinion. We have also examined certain other documents, papers, statutes and authorities as we have deemed necessary to form a basis for the opinion hereinafter expressed.

On the basis of the foregoing, and assuming that all of the PCs were sold in accordance with the terms of PIF'S prospectus in effect at the time of sale, we are of the opinion that the PCs were legally issued by PIF, and are fully paid and non-assessable.

Very truly yours,

/s/SEYFARTH, SHAW, FAIRWEATHER & GERALDSON
SEYFARTH, SHAW, FAIRWEATHER & GERALDSON